
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, ,2011

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC

Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:

Jamie Zimmerman                   New York, NY              February 14, 2012
---------------------             -------------             -----------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number                       Name

   28-
       ----------------------           --------------------------------------
       [Repeat as necessary.]

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                                    FORM 13F
          SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -----------

Form 13F Information Table Entry Total:       14
                                         -----------

Form 13F Information Table Value Total:     257364
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.          Form 13F File Number     Name

    28-
       -----   --------------------     ------------------------

[Repeat as necessary.]

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12/31/2011
Page 1
CIK: 1292975
CCC: ww6dh@ho

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
                                                       VALUATION CURRENCY: USD

          ITEM 1             ITEM 2   ITEM 3      ITEM 4         ITEM 5            ITEM 6          ITEM 7          ITEM 8
--------------------------- -------- --------- ------------- -------------- --------------------- -------- -------------------------
                                                   Fair        Shares of         Investment
                            Title of  Cusip       Market       Principal         Descretion                     Voting Authority
      Name of Issuer         Class    Number      Value          Amount     Sole   Shared   Other Managers    Sole      Shared Other
--------------------------- -------- --------- ------------- -------------- ---- ---------- ----- -------- ------------ ------ -----
Beam Inc.                   Common   073730103 20,598,251.00     402,074.00   X                     LITE     402,074.00      0     0
CIT Group, Inc.             Common   125581108 21,357,875.00     612,500.00   X                     LITE     612,500.00      0     0
Delphi Automotive Plc       Common   g27823106 22,103,939.00   1,026,181.00   X                     LITE   1,026,181.00      0     0
Eagle Materials Inc.        Common   26969p108 12,837,698.00     500,300.00   X                     LITE     500,300.00      0     0
Gray Television Inc.        Common   389375106  5,829,680.00   3,598,568.00   X                     LITE   3,598,568.00      0     0
Leapfrog Enterprises Inc.   Common   52186n106 15,545,466.00   2,780,942.00   X                     LITE   2,780,942.00      0     0
LyondellBasell              Common   050828824 23,444,946.00     721,605.00   X                     LITE     721,605.00      0     0
Macquarie Infrastructure Co Common   55608B105 23,625,464.00     845,276.00   X                     LITE     845,276.00      0     0
Ralcorp Holdings Inc.       Common   751028101 22,562,509.00     263,889.00   X                     LITE     263,889.00      0     0
Seagate Technology          Common   052580676 23,501,200.00   1,433,000.00   X                     LITE   1,433,000.00      0     0
Tenet Healthcare Corp.      Common   88033g100 26,265,600.00   5,120,000.00   X                     LITE   5,120,000.00      0     0
Theravance Inc.             Common   88338t104 34,826,241.00   1,575,848.00   X                     LITE   1,575,848.00      0     0
Vical Inc.                  Common   925602104  4,256,179.00     965,120.00   X                     LITE     965,120.00      0     0
General Motors Co
C/WTS 10/07/19              Common   37045v126    609,100.00      77,890.00   X                     LITE      77,890.00      0     0

                            Total Under
                               Management:    257,364,148.00